GENERAL AND ADMINISTRATION	12 Months Ended
Mar. 31, 2023
GENERAL AND ADMINISTRATION
GENERAL AND ADMINISTRATION

17.GENERAL AND ADMINISTRATION

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
Personnel costs	3,133,293	1,276,650
External services (including listing and other public company related services)	7,933,576	8,747,703
Share-based payments (Note 15)	1,893,447	965,097
Total general and administration	12,960,316	10,989,450